Business acquisitions and disposition - Summary of Assets and Liabilities Sold (Details) - CAD ($) $ in Millions	Jun. 30, 2023	May 03, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables	$ 3,771		$ 4,138
Prepaid expenses	395		244
Property, plant and equipment	29,909		29,256
Intangible assets	16,395		16,183
Goodwill	11,022		10,906
Total assets	70,049		69,329
Trade payables and other liabilities	4,347		5,221
Contract liabilities	793		857
Debt due within one year	6,039		4,137
Long-term debt	28,314		27,783
Deferred tax liabilities	4,898		4,953
Total liabilities	48,600		46,814
Non-controlling interest	$ 328		$ 337
Assets and liabilities classified as held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables		$ 1
Prepaid expenses		1
Property, plant and equipment		179
Intangible assets		4
Goodwill		76
Total assets		261
Trade payables and other liabilities		10
Contract liabilities		3
Debt due within one year		11
Long-term debt		82
Deferred tax liabilities		3
Total liabilities		109
Non-controlling interest		23
Net assets held for sale		$ 129